Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

The Company incurred lease expense for real office and hangar space for the three months ended March 31, 2016, of $59,540. Lease expense for aircraft and simulators was $1,293,735 for the three months ended March 31, 2016. Lease expenses for real office space and hangar space was $5,101 and lease expense for aircraft and simulators was $291,420 for the three months ended March, 31, 2015.

The Company leases office space in Williamsburg, Virginia to support its operations. The Company occupied the premises as of January 1, 2015 under a one-year lease, which was subsequently extended to February 28, 2016, after which the lease reverted to a month to month agreement.

The Company leases office space in San Marcos, TX to support its training operations. The Company occupied the premises as of October, 1, 2015 under a fifteen (15) month lease at a rate of $10,500 per month. The Company also leases simulators used in its training operations at this location. The simulator lease commenced on October, 1, 2015 and extends to December 31, 2016 at a rate of $3,000 per month. The future minimum lease payments associated with these leases at San Marcos, TX as of March 31, 2016 total $121,500.

The Company leases hangar space in Newport News, VA to support its operations. The Company occupied the premises as of October 1, 2015 under a one-year lease at a rate of $2,000 per month. The future minimum lease payments associated with this lease as of March 31, 2016 total $12,000.

The Company leases office and hangar space in Brunswick, ME to support its operations. The Company occupied the premises as of March 1, 2016 under a six-month lease at a rate of $16,673 per month. The future minimum lease payments associated with this lease as of March 31, 2016 total $83,365, after which time the lease will revert to a month to month agreement.

The Company has operating leases on three aircraft, as outlined below, used in the provision of aviation services to our customers in the United States and abroad. These aircraft are owned by Tempus Intermediate Holdings, LLC (“TIH”), which is controlled by John G. Gulbin III, a member of our Board of Directors. (See Note 8 above).

			Monthly
	Start		Lease
Aircraft	Date	Term	Payment
Bell 412 – N80701	9/1/15	One Year	$25,000
Cessna Caravan 208B – N583JH	9/1/15	One Year	$18,000
Pilatus PC-12 – N840AG	9/1/15	One Year	$20,000

The future minimum lease payments associated with these aircraft leases as of March 31, 2016 is $315,000.

Effective as of February 25, 2016, we entered into an agreement to lease a Gulfstream G-IV, at a rate of $70,000 a month for a period of 40 months. The lease permits the lessor to exercise an option to sell the aircraft to the Company at any time after November 30, 2016, or the Company to purchase the aircraft from the lessor, in either case at a value of $5,500,000. We are modifying this aircraft for a government customer and will be providing it to this customer at an hourly and daily rate, based on this customer’s usage of the aircraft. The monthly lease rate we are paying for this aircraft is being capitalized as pre contract costs (See Note 2 above) and will be expensed as cost of revenue ratably across flight hours that are expected to be flown, as they are actually flown, by this customer.

In 2015, the Company entered into an aircraft purchase agreement with Pilatus Business Aircraft, Ltd. for the purchase of a Pilatus PC-12 with certain special mission modifications for approximately $7.3 million. The Company entered into this agreement pursuant to a contract with a government law enforcement agency whereby Tempus would lease the aircraft to the agency. Tempus subsequently assigned the lease contract and the purchase obligation to Cowen Aviation Finance Holdings, Inc. (“CAF”) for no consideration and has entered into a services agreement with CAF whereby it will provide certain administrative, servicing and marketing services for this and other aircraft owned by CAF. CAF is owned by Cowen Group, Inc., (“Cowen”) whose CEO and Chairman, Peter Cohen, and board member, Joe Wright, are on our board of directors. For the three months ended March 31, 2016 Tempus generated $18,605 of billings in support of CAF. Based on the assignment of the lease contract and purchase obligation to CAF, a $750,000 customer deposit received from the law enforcement agency customer and the $500,000 deposit Tempus paid to Pilatus was transferred to CAF. At March 31, 2016, the net payable to CAF was $231,395.

The Company has employment agreements with certain key executives with terms that expire in 2018, with provisions for termination obligations, should termination occur prior thereto, of up to 12 months’ severance. The Company expects to pay total aggregate base compensation of approximately $550,000 annually through 2018, plus other normal customary fringe benefits and bonuses.

7.	COMMITMENTS AND CONTINGENCIES

The Company incurred lease expense for real office and hangar space for the year ended December 31, 2015, of $207,439. Lease expense for aircraft and simulators was $3,232,229 for the year ended December 31, 2015. There were no lease expenses for the period from December 4, 2014 (date of inception) to December 31, 2014.

The Company leases office space in Williamsburg, Virginia to support its operations. The Company occupied the premises as of January 1, 2015 under a one-year lease, which was subsequently extended to February 28, 2016, after which the lease reverted to a month to month agreement. The future minimum lease payments associated with this lease as of December 31, 2015 total $17,291.

The Company leases office space in San Marcos, TX to support its training operations. The Company occupied the premises as of October, 1, 2015 under a fifteen (15) month lease at a rate of $10,500 per month. The Company also leases simulators used in its training operations at this location. The simulator lease commenced on October, 1, 2015 and extends to December 31, 2016 at a rate of $3,000 per month. The future minimum lease payments associated with these leases at San Marcos, TX as of December 31, 2015 total $162,000.

The Company leases hangar space in Newport News, VA to support its operations. The Company occupied the premises as of October 1, 2015 under a one-year lease at a rate of $2,000 per month. The future minimum lease payments associated with this lease as of December 31, 2015 total $18,000.

The Company has operating leases on three aircraft, as outlined below, used in the provision of aviation services to our customers in the United States and abroad. These aircraft are owned by Tempus Intermediate Holdings, LLC (“TIH”), which is controlled by John G. Gulbin III, a member of our Board of Directors. (See Note 8 below).

			Monthly
	Start		Lease
Aircraft	Date	Term	Payment
Bell 412 – N80701	9/1/15	One Year	$25,000
Cessna Caravan 208B – N583JH	9/1/15	One Year	$18,000
Pilatus PC-12 – N840AG	9/1/15	One Year	$20,000

The future minimum lease payments associated with these aircraft leases as of December 31, 2015 is $504,000.

The Company has employment agreements with certain key executives with terms that expire in 2018, with provisions for termination obligations, should termination occur prior thereto, of up to 12 months’ severance. The Company paid a total aggregate base compensation of $232,682 in 2015 and expects to pay a total aggregate base compensation of approximately $550,000 annually through 2018, plus other normal customary fringe benefits and bonuses.

The Company has entered into an aircraft purchase agreement with Pilatus Business Aircraft, Ltd. for the purchase of a Pilatus PC-12 with certain special mission modifications for approximately $7.3 million. The Company entered into this agreement pursuant to a contract with a government law enforcement agency whereby Tempus would lease the aircraft to the agency. The Company currently holds $750,000 in a customer deposit and has placed $500,000 on deposit with Pilatus Business Aircraft, Ltd. Tempus is in discussions with a company that has already purchased this aircraft. Pursuant to these discussions, Tempus expects to assign the lease contract to this company and to provide certain services for the management of this lease contract for such company. At such time as this service agreement is completed and the lease contract is assigned, the net deposit position Tempus holds will be transferred to the owner of the aircraft, Tempus will be relieved of its commitment to purchase this aircraft and Tempus will receive an ongoing fee for managing the aircraft and lease contract.